Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Related Party Transactions

Note 8 — Related party transactions

Prior to the Business Combination, Legacy UHG transacted with Other Affiliates that were owned by the shareholders of GSH. Those Other Affiliates included Land Development Affiliates and Other Operating Affiliates (see Note 1 - Nature of operations and basis of presentation).

Post Business Combination, the Company continues to transact with these parties, however, they are no longer considered affiliates of the Company. Land Development Affiliates and Other Affiliates of Legacy UHG (post Business Combination) meet the definition of related parties of the Company as defined in ASC 850-10-20.

Prior to the Business Combination, Legacy UHG maintained the cash management and treasury function for its Other Affiliates. Cash receipts from customers and cash disbursements made to vendors were recorded through one centralized bank account. Legacy UHG recorded a Due from Other Affiliate when cash was disbursed, generally to a vendor, on behalf of an affiliate. Conversely, Legacy UHG recorded a Due to Other Affiliate when cash was received from a customer on behalf of an affiliate. The balances were settled through equity upon the consummation of the Business Combination.

The below table summarizes Legacy UHG transactions with the Land Development and Other Affiliates for the three months ended March 31, 2023 and 2022.

	Three Months ended March 31, 2023
	Land	Other
	Development	Operating
	Affiliates	Affiliates	Total
Financing cash flows:
Land development expense	$(384,349)	$—	$(384,349)
Other activities	(225,392)	(422,342)	(647,734)
Total financing cash flows	$(609,741)	$(422,342)	$(1,032,083)

Non-cash activities
Settlement of co-obligor debt to other affiliates	$8,340,545	$—	$8,340,545
Release of guarantor from GSH to shareholder	2,841,034	—	2,841,034
Credit for earnest money deposits	2,521,626	—	2,521,626
Total non-cash activity	$13,703,205	$—	$13,703,205

	Three Months ended March 31, 2022
	Land	Other
	Development	Operating
	Affiliates	Affiliates	Total
Financing cash flows:
Land development expense	$(7,642,371)	$(360,831)	$(8,003,202)
Other activities	(407,782)	(70,476)	(478,258)
Cash transfer	—	(10,000,000)	(10,000,000)
Total financing cash flows	$(8,050,153)	$(10,431,307)	$(18,481,460)

Non-cash activities
Acquisition of developed lots	4,624,810	—	4,624,810
Total non-cash activity	$4,624,810	$—	$4,624,810

Land development expense — Represents costs that were paid for by Legacy UHG that relate to the Land Development Affiliates’ operations. The Land Development Affiliates acquire raw parcels of land and develop them so that Legacy UHG can build houses on the land.

Other activities — Represent other transactions with Legacy UHG’s Other Affiliates. This includes, predominately, rent expense incurred for leased model homes and payment of real estate taxes.

Settlement of co-obligor debt to other affiliates — The amount represents the settlement of Wells Fargo debt associated with Other Affiliates.

Release of guarantor from GSH to shareholder — The amount represents that Legacy UHG was released as a co-obligor from the Anderson Brothers debt associated with Other Affiliates.

Credit for earnest money deposits — The amount represents credit received from Legacy UHG affiliate in relation to lot deposits that Legacy UHG paid on behalf of the affiliate.

Cash transfer — A direct cash contribution to Other Affiliates from Legacy UHG. Legacy UHG transferred cash to a related party. This cash transfer is in anticipation of separating the homebuilding operations from land development operations.

Acquisition of developed lots from related parties in settlement of Due from Other Affiliates — Once the Land Development Affiliates of Legacy UHG have developed the raw parcels of land, they transfer the land to Legacy UHG in a non-cash transaction. The transfer amount is derived from the costs incurred to develop the land.

Leases

In addition to the transactions above, Legacy UHG has entered into three separate operating lease agreements with a related party. The terms of the leases, including rent expense and future minimum payments, are described in Note 11 - Commitments and contingencies.

Other

The Company shares office spaces with a related party and certain employees of the Company provide services to the same related party, as such, the Company is allocating certain shared costs to the related party in line with a predetermined methodology based on headcount. During the three months ended March 31, 2023, the Company allocated overhead costs to the related party in the amount of $185,812 and was charged for street maintenance in the amount of $59,825 by the same related party. The remaining balance outstanding as of March 31, 2023 is $125,987 and is presented on the Condensed Consolidated Balance Sheet.

Note 6 — Related party transactions

Distributions and net transfer to shareholders and other affiliates

Before the carve-out, the Company’s financial information was included in the financial statements and accounting records of GSH. The following transactions consisting of distributions and net transfer to shareholders and other affiliates summarizes the activity between the Company and shareholders and Other Affiliates before the carve-out.

Shareholders’ and Other Affiliates’ net investment reflects transactions that occurred between the Company and the Shareholders, and the Company and Other Affiliates, that were not settled in cash. Those Other Affiliates included Land Development Affiliates and Other Operating Affiliates (see Note 1 — Nature of operations and basis of presentation). The components of the Distributions and net transfer to shareholders’ and other affiliates’ net investment for the years ended December 31, 2022, 2021, and 2020 are as follows:

	2022	2021	2020
General corporate allocations	$(6,590,564)	$(2,867,929)	$(1,733,849)
General financing activities	(46,162,495)	(30,655,681)	(20,596,420)
Distributions and net transfer to shareholders and other affiliates(1)	$(52,753,059)	$(33,523,610)	$(22,330,269)
(1)	This amount differs from the amount included in distributions and net transfer to shareholders and other affiliates on the statements of changes in shareholders’ and other affiliates’ net investment. The 1,422,630 difference is related to stock compensation, which is broken out separately on the statements of changes in shareholders’ and other affiliates’ net investment.

General Corporate Allocations — General corporate allocations include expenses for certain centralized functions, such as accounting, human resources, legal, facilities, and executive compensation that have been paid by the Company, but have been allocated to shareholders and Other Affiliates. For the years ended December 31, 2022, 2021, and 2020, the Company reallocated $6,299,064, $2,592,429, and $1,561,349 of Selling, general, and administrative expenses, respectively. In addition, the Company has included certain Lot purchase agreement deposits that were paid by the Company on behalf of the shareholders and Other Affiliates. Lot purchase agreement deposits paid (received) on behalf of GSH for the years ended December 31, 2022, 2021, and 2020 were $291,500, $275,500, and $172,500, respectively.

General Financing Activities — General financing activities refer to historical transactions that occurred between the Company and its shareholders and Other Affiliates.

Related party transactions

The Company transacts with Other Affiliates that are owned by the shareholders of the Company as discussed above.

The Company operates and maintains the cash management and treasury function for the Other Affiliates. Cash receipts from customers and cash disbursements made to vendors are recorded through one centralized bank account. The Company records a Due from Other Affiliate when cash is disbursed, generally to a vendor, on behalf of an affiliate. Conversely, the Company records a Due to Other Affiliate when cash is received from a customer on behalf of an affiliate. As of December 31, 2022 and 2021, the Company recorded a Due from Other Affiliates of $72,739,572 and $48,004,261, respectively, and a Due to Other Affiliates of $31,420,651 and $30,975,951, respectively. These balances are presented net as a contra-account against Shareholders’ and other affiliates’ net investment, as the settlement of these balances is not expected in cash. As of December 31, 2022, the Company recorded a Due from related party of $1,437,235 as an asset on the Balance Sheet as the Company is reasonably certain that this amount will be collected because both parties have entered into a binding construction contract and agreed on the expected contract price.

The below table summarizes the transactions with the Land Development and Other Affiliates for the years ended December 31, 2022, 2021, and 2020.

	Year ended December 31, 2022
	Land	Other
	Development	Operating
	Affiliates	Affiliates	Total
Financing cash flows:
Land development expense	$(43,447,726)	$(665,777)	$(44,113,503)
Other activities	8,799,598	197,818	8,997,416
Cash transfer, net of repayment of $7,300,000	—	(2,700,000)	(2,700,000)
Total financing cash flows	$(34,648,128)	$(3,167,959)	$(37,816,087)

Non-cash activities
Acquisition of developed lots from related parties in settlement of due from Other Affiliates	$13,504,316	$—	$13,504,316
Total non-cash activity	$13,504,316	$—	$13,504,316

	Year ended December 31, 2021
	Land	Other
	Development	Operating
	Affiliates	Affiliates	Total
Financing cash flows:
Land development expense	$(30,231,766)	$(76,762)	$(30,308,528)
Model home sales	—	6,039,243	6,039,243
Other activities	(691,040)	(3,537,447)	(4,228,487)
Total financing cash flows	$(30,922,806)	$2,425,034	$(28,497,772)

Non-cash activities
Acquisition of developed lots from related parties in settlement of due from Other Affiliates’ amounts	$33,390,760	$(219,999)	$33,170,761
Transfer of constructed model homes to related parties	—	(1,517,030)	(1,517,030)
Contribution of fixed assets	—	344,511	344,511
Total non-cash activity	$33,390,760	$(1,392,518)	$31,998,242

	Year ended December 31, 2020
	Land	Other
	Development	Operating
	Affiliates	Affiliates	Total
Financing cash flows:
Land development expense	$(22,990,840)	$(96,903)	$(23,087,743)
Model home sales	—	3,266,711	3,266,711
Other activities	450,282	791,117	1,241,399
Total financing cash flows	$(22,540,558)	$3,960,925	$(18,579,633)

Non-cash activities
Acquisition of developed lots from related parties in settlement of due from Other Affiliates’ amounts	$18,884,590	$656,500	$19,541,090
Transfer of constructed model homes to related parties	—	(3,690,084)	(3,690,084)
Total non-cash activity	$18,884,590	$(3,033,584)	$15,851,006

Land development expense — Represents costs that were paid for by the Company that relate to the Land Development Affiliates’ operations. The Land Development Affiliates acquire raw parcels of land and develop them so that the Company can build houses on the land.

Other activities — Amounts represent other transactions with the Other Affiliates. This includes, predominately, rent expense incurred for leased model homes and payment of real estate taxes.

Cash transfer — A direct cash contribution to Other Affiliates from the Company. The Company transferred cash to a related party. This cash transfer is in anticipation of separating the homebuilding operations from land development operations. This transfer amount is included in Due from Shareholders and Other Affiliates within Shareholders’ and Other Affiliates’ net investment as of December 31, 2022.

Acquisition of developed lots from related parties in settlement of Due from Other Affiliates — Once the Land Development Affiliates have developed the raw parcels of land, they transfer the land to the Company in a non-cash transaction. The transfer amount is derived from the costs incurred to develop the land.

Model home sales — After all the houses in a community are sold, an affiliate sells the model home to a homebuyer. The proceeds are received by the Company’s one bank account and are then allocated to the affiliate.

Transfer of constructed model homes to related parties — The Company normally constructs model homes as part of the development of a community. Previously, the Company would transfer the constructed model home to Model Home Holdings, LLC in a non-cash transaction. The amount of the transfer was based on the costs incurred to construct the model home. As these transactions did not qualify for sale-leaseback accounting in accordance with ASC 842, the Company accounted for the transfer as inventory rather than a right-of-use asset.

Contribution of fixed assets — During 2021, the Company received office furniture from an affiliate in a non-cash transaction. The amount was derived based on the net book value of the assets at the time of the transfer.

Sale-leaseback transactions — In December 2022, GSH sold 19 completed model homes with entities owned or partially owned by the founder and CEO of the Company. The Company received the proceeds in the form of a cash payment. The Company is responsible for preparing and actively marketing the homes for sale. As the executed contracts for the sale contain commercial substance, legal title of the model homes transferred to the related parties, and there was a transfer of risk and reward, the Company accounted for these transactions as a sale-leaseback. GSH determined that the sale of completed homes is part of the Company’s ordinary activities. Accordingly, revenue and cost of sales of $5,188,716 and $4,508,819, respectively, were recognized in the Statement of income for the year ended December 31, 2022.

In connection with these transactions, GSH simultaneously entered into individual lease agreements for all 19 model homes sold, whereby GSH is the lessee. The Company is responsible for paying the operating expenses associated with the model homes while under lease. Nine of the 19 individual leases had a lease term greater than twelve months. In connection with these nine leases, the Company recognized an operating lease right-of-use-asset and a corresponding operating lease liability of $435,264.

As the leases associated with the transactions do not commence until 2023, the Company did not pay rent or recognize lease expense associated with the leases during the year ended December 31, 2022. Rent expense will be paid monthly, consistent with the lease contract.

Other - In December 2022, GSH was engaged as a general contractor by a related party. Revenue and cost of sales of $2,507,216 and $2,093,635, respectively, were recognized in the Statement of income for the year ended December 31, 2022.

Leases

In addition to the transactions above, the Company has entered into three separate operating lease agreements with one related party. The terms of the lease, including rent expense and future minimum payments, are described in Note 9 - Commitments and contingencies.

DiamondHead Holdings Corp.
Statement [Line Items]
Related Party Transactions

Note 5 — Related Party Transactions

Founder Shares

On October 21, 2020, the Sponsor paid $25,000 on behalf of the Company to cover certain offering costs in exchange for issuance of 8,625,000 shares of the Company’s Class B common stock (the “Founder Shares”). Additionally, upon consummation of the Business Combination, the Sponsor has agreed to transfer an aggregate of 1,250,625 Founder Shares to the Anchor Investors for the same price originally paid for such shares. The Founder Shares will automatically convert into Class A common stock upon consummation of a Business Combination on a one-for-one basis, subject to certain adjustments, as described in Note 8.

The Founder Shares included an aggregate of up 1,125,000 shares subject to forfeiture to the extent that the underwriter’s option to purchase additional units was not exercised in full, so that the Sponsor would own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering. On January 28, 2021, the underwriters fully exercised the over-allotment option; thus, these 1,125,000 Founder Shares were no longer subject to forfeiture.

The Sponsor and the Anchor Investors agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Promissory Note — Related Party

On October 21, 2020, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering (the “Promissory Note”). The Promissory Note was non-interest bearing and due upon the completion of the Initial Public Offering. As of December 31, 2020, the Company borrowed $130,000 under the Promissory Note. On February 1, 2021, the Company repaid the Promissory Note in full. Subsequent to repayment, the facility is no longer available to the Company.

On October 18, 2022, the Company issued unsecured promissory notes to two affiliates of the Sponsor for an aggregate principal amount of up to $400,000. The promissory notes bear interest on the outstanding principal balance at 10% per annum, are not convertible and are repayable in full upon the earlier of: (i) April 28, 2023 or (ii) the date on which the Company closes the Proposed Business Combination. As of December 31, 2022, there was an aggregate outstanding balance of $204,110 under the promissory notes including $4,110 of accrued but unpaid interest through December 31, 2022.

Related Party Loans

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants. As of December 31, 2022 and 2021, the Company had no borrowings under the Working Capital Loans.

Administrative Support Agreement

The Company agreed, commencing on the effective date of the Initial Public Offering through the earlier of the Company’s consummation of a Business Combination and its liquidation, to pay the Sponsor a total of $10,000 per month for office space, utilities, secretarial and administrative support. The Sponsor has not received any reimbursement of these fees through December 31, 2022.

Sponsor Support Agreement

In connection with the execution of the Business Combination Agreement, the Sponsor entered into a sponsor support agreement (the “Sponsor Support Agreement”) with the Company and GSH, pursuant to which the Sponsor agreed to, among other things, (i) vote at any meeting of the shareholders of the Company all of its Class B common stock, (the “Sponsor Shares”) and any securities acquired after the execution of the Sponsor Support Agreement, in favor of each Transaction Proposal (as defined in the Business Combination Agreement), (ii) be bound by certain other covenants and agreements related to the Transactions and (iii) be bound by certain transfer and redemption restrictions with respect to such Sponsor Shares, in each case, on the terms and subject to the conditions set forth in the Sponsor Support Agreement.

The Sponsor has also agreed, subject to certain exceptions, not to transfer approximately 2.1 million Sponsor Earn Out Shares (as defined in the Sponsor Support Agreement) until such shares are released under the Sponsor Support Agreement. Pursuant to the Sponsor Support Agreement, Sponsor Earnout Shares will be released in three tranches upon the occurrence of the following milestones during the period commencing on the 90th day following the date (the “Closing Date”) on which the closing of the Merger (the “Closing”) occurs and ending on the fifth anniversary of the Closing Date: (i) a one-time issuance of 7,500,000 Earnout Shares on the first date on which the volume weighted average price of DHHC Shares over any 20 trading days within the preceding 30 consecutive trading day period (as adjusted, the “VWAP Price”) is greater than or equal to $12.50 (“Triggering Event I”); (ii) a one-time issuance of 7,500,000 Earn Out Shares on the first date on which the VWAP Price is greater than or equal to $15.00 (“Triggering

Event II”); and (iii) a one-time issuance of 5,000,000 Earn Out Shares on the first date on which the VWAP Price is greater than or equal to $17.50 (“Triggering Event III”, together with Triggering Event I and Triggering Event II, the “Earn-Out Milestones”). Any such Sponsor Earnout Shares not vested prior to the fifth anniversary of the Closing Date will be deemed to be forfeited.

The Sponsor has also agreed that in the event that Closing DHHC Cash (as defined in the Business Combination Agreement) is less than $100,000,000, up to 1.0 million Sponsor Shares will be designated as Sponsor Earnout Shares, subject to the same release conditions set forth in the preceding paragraph. In addition, members of the Sponsor have made a commitment to purchase and not redeem an aggregate of 2.5 million Public Shares.

The Sponsor has also agreed, pursuant to the terms of the Sponsor Support Agreement, to forfeit approximately 1.8 million Sponsor Shares and approximately 50% of its Private Placement Warrants.

Financing Commitment Letter

In connection with the execution of the Business Combination Agreement, we entered into a financing commitment letter (the “Financing Commitment Letter”) with the Sponsor, David T. Hamamoto, our Co-Chief Executive Officer and Chairman and an affiliate of our Sponsor, and Antara Capital, an affiliate of our Sponsor, pursuant to which David T. Hamamoto and Antara Capital (collectively, the “Investors”) will commit to, or cause their respective affiliates to, purchase and not redeem at least in the aggregate 2.5 million DHHC Class A Common Shares. Specifically, the Investors have agreed, among other things, severally, and not jointly, subject to certain terms and conditions, (i) to purchase (in open market transactions or otherwise), or to cause one or more of its controlled affiliates to purchase, and beneficially own no less than 1,250,000 DHHC Class A Common Shares, no later than the date that is five (5) business days prior to the special meeting of our stockholders to consider matters relating to the proposed Merger and (ii) following such purchases, not to sell, contract to sell, redeem or otherwise transfer or dispose of, directly or indirectly, the acquired shares or the economic ownership of the acquired shares at any time prior to the consummation of the Transactions. The acquired shares will not be subject to any restrictions on transfer or disposition.

In the event an Investor fails to make the committed purchase, the defaulting investor will automatically forfeit 1,250,000 DHHC Class B Common Shares it is entitled to receive in connection with the Closing for the benefit of the non-defaulting Investor or its designated controlled affiliates.